                                                          Two World Trade Center
                                                        New York, New York 10048
MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001

DEAR SHAREHOLDER:

The pronounced slowdown of the U.S. economy, which began last year, continued during the first six months of 2001. Much of the momentum that had characterized previous years was lost. The Federal Reserve Board responded by lowering its target for short-term interest rates. Between January and June, in a series of six separate moves, the federal funds rate was reduced from 6.50 to 3.75 percent. Congress cut taxes in June by passing the Economic Growth and Tax Relief Reconciliation Act of 2001. Both monetary and fiscal actions are expected to stimulate the economy.

By the first quarter of 2001, signs of slower growth were evident throughout the economy. Retail sales flattened, capital spending stalled and unemployment edged upward. Much of the weakness was the result of an inventory correction, making manufacturing and technology especially weak. Against this backdrop, long-term bonds, which rallied in the fourth quarter of 2000, continued to improve. By April some signs of improvement in economic data began to appear. Lower mortgage rates helped strengthen the housing market, and consumer confidence rebounded. The possibility of an improving economic outlook caused long-term interest rates to increase during the second quarter.

MUNICIPAL MARKET CONDITIONS

The yield on the 30-year insured municipal bond index, which began the year at
5.27 percent, rose to 5.45 percent in April before declining to 5.35 percent at the end of June. The ratio of municipal yields as a percentage of Treasury yields is used to track the relationship between the two markets. Over the past six months, the ratio of 30-year insured municipals to Treasuries has declined from 97 to 93 percent. A declining ratio means that municipals have outperformed Treasuries. Most of the relative improvement in municipals occurred in the second quarter as Treasury yields rose more rapidly than municipals on expectations of an improved economic outlook.

The change in the slope of the yield curve has been the major story in the fixed-income markets this year. As the Fed started aggressively lowering short-term rates in January, the municipal yield curve for maturities between 1 and 30 years steepened from 125 to 250 basis points. A steep yield curve offers investors more incentive to extend maturities. The most significant change in relative value occurred in California issues. The state's power crisis this spring adversely affected the relative value of California municipal bonds. Yields on California general obligation bonds which had been substantially lower than general market levels have recently snapped back to national levels.


Lower interest rates have led to a resurgence in new-issue supply. During the first half of the year, new-issue volume increased 39 percent, to $134 billion. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. California, Florida, New York and Texas, the four largest states, issued 35 percent of national volume.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001 CONTINUED

[GRAPHIC OMITTED]

                          30-YEAR BOND YIELDS 1992-2001

                              AAA Ins           Tsy        % Relationship
                12/31/91        6.60            7.39            89.31%
                03/31/92        6.75            7.96            84.80%
                06/30/92        6.40            7.77            82.37%
                09/30/92        6.40            7.38            86.72%
                12/31/92        6.30            7.39            85.25%
                03/31/93        6.00            6.92            86.71%
                06/30/93        5.65            6.67            84.71%
                09/30/93        5.35            6.02            88.90%
                12/31/93        5.40            6.34            85.17%
                03/31/94        6.40            7.09            90.27%
                06/30/94        6.50            7.61            85.41%
                09/30/94        6.55            7.81            83.87%
                12/30/94        6.75            7.88            85.66%
                03/31/95        6.15            7.43            82.77%
                06/30/95        6.10            6.62            92.15%
                09/29/95        5.95            6.48            91.82%
                12/29/95        5.35            5.94            90.07%
                03/29/96        5.85            6.66            87.84%
                06/28/96        5.90            6.89            85.63%
                09/30/96        5.70            6.93            82.25%
                12/31/96        5.60            6.63            84.46%
                03/31/97        5.90            7.10            83.10%
                06/30/97        5.60            6.78            82.60%
                09/30/97        5.40            6.40            84.38%
                12/31/97        5.15            5.92            86.99%
                03/31/98        5.25            5.93            88.53%
                06/30/98        5.20            5.65            92.04%
                09/30/98        4.95            5.00            99.00%
                12/31/98        5.05            5.10            99.02%
                03/31/99        5.15            5.63            91.47%
                06/30/99        5.47            5.96            91.78%
                09/30/99        5.83            6.05            96.36%
                12/31/99        5.97            6.48            92.13%
                03/31/00        5.82            5.83            99.83%
                06/30/00        5.84            5.90            98.98%
                09/30/00        5.74            5.89            97.45%
                12/31/00        5.25            5.46            96.52%
                03/31/01        5.26            5.44            96.69%
                06/30/01        5.35            5.76            92.88%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the six-month period ended June 30, 2001, Morgan Stanley Tax-Exempt Securities Trust's Class A and D shares produced total returns of 2.27 percent and 2.31 percent, respectively. During the same period, the Lehman Brothers Municipal Bond Index returned 2.88 percent. This Index does not include any expenses, fees or charges. The Fund's Class B and C shares total returns were
2.01 percent and 1.96 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

PORTFOLIO STRUCTURE

The Fund's net assets of $1.5 billion were diversified among 17 long-term sectors and 199 credits. More than half of the holdings were in four essential-purpose sectors: general obligation, municipal electric, transportation, and water & sewer. During the six-month period under review, cash and short-term

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001 CONTINUED

investments ranged between 4 and 7 percent of net assets. Issues in the refunded bond category represented 9 percent of the portfolio. These bonds have been refinanced and will be redeemed on the dates shown. The portfolio is high grade with 87 percent of its long-term holdings rated AA or AAA. The average maturity and call protection were 16 and 6 years, respectively.

Average duration, a measure of sensitivity to interest-rate changes, was 6.5 years. The Fund's duration was approximately one year shorter than the relevant Lehman Index benchmark. Generally, bonds with longer durations have the greater volatility. During the first half of the year, purchases shifted from more-market-sensitive securities that sought to extend duration to issues that have tended to maintain duration. The accompanying charts provide current information on the portfolio's credit ratings, maturity distribution and sector concentrations. Optional call (redemption) provisions are also shown by year with their respective cost (book) yields.

LOOKING AHEAD

We believe that the relative attractiveness of tax-free bonds versus Treasuries continues to offer long-term value to municipal investors. The Fund's investment strategy is focused on maintaining high-grade credit quality, emphasizing essential service sectors and improving call protection.

We appreciate your ongoing support of Morgan Stanley Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.


Very truly yours,

   /s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin
   --------------------------              -----------------------
   Charles A. Fiumefreddo                  Mitchell M. Merin
   Chairman of the Board                   President

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001 CONTINUED

[GRAPHIC OMITTED]
                      LARGEST SECTORS as of June 30, 2001
                               (% of Net Assets)

                Transportation                          16%
                General Obligation                      13%
                Electric                                12%
                Water & Sewer                           11%
                Mortgage                                 9%
                Refunded                                 9%
                Hospital                                 6%

                 Portfolio Structure is subject to change.

[GRAPHIC OMITTED]

                       CREDIT RATINGS as of June 30, 2001
                        (% of Total Long-Term Portfolio)

                Aaa or AAA                              61%
                Aa or AA                                26%
                A or A                                   6%
                Baa or BBB                               4%
                Ba or BB                                 1%
                N/R                                      2%

                As measured by Moody's Investors Service, Inc.
                or Standard & Poor's Corp.
                Portfolio structure is subject to change.

[GRAPHIC OMITTED]

                     DISTRIBUTION BY MATURITY (% of Net Assets)

                WEIGHTED AVERAGE MATURITY:            16 YEARS

                Under 1 Year                           4.0%
                1-5 Years                              8.2%
                5-10 Years                            12.4%
                10-20 Years                           39.9%
                20-30 Years                           30.5%
                30+ Years                              2.9%

                Portfolio structure is subject to change.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS o JUNE 30, 2001 CONTINUED

[GRAPHIC OMITTED]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 JUNE 30, 2001

                                PERCENT CALLABLE

                        2001                        4%
                        2002                        8%
                        2003                       10%
                        2004                        5%
                        2005                       11%
                        2006                        7%
                        2007                        9%
                        2008                        8%
                        2009                        7%
                        2010                       14%
                       2011+                       17%

                    WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

[GRAPHIC OMITTED]

                               COST (BOOK) YIELD*

                        2001                      6.5%
                        2002                      7.0%
                        2003                      6.8%
                        2004                      6.7%
                        2005                      6.5%
                        2006                      5.8%
                        2007                      5.9%
                        2008                      5.5%
                        2009                      5.7%
                        2010                      5.7%
                        2011+                     6.4%

                        WEIGHTED AVERAGE BOOK YIELD: 6.1%

   * Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before Fund operating expenses. For example, the Fund earned a book yield of 6.5% on 4% of the bonds in the long-term portfolio that are callable in 2001.
       Portfolio structure is subject to change.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FUND PERFORMANCE o JUNE 30, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------

                    CLASS A SHARES*
-------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------
1 Year                        9.26%(1)        4.62%(2)
5 Years                       5.91%(1)        5.00%(2)
10 Years                      6.50%(1)        6.04%(2)


                      CLASS C SHARES+
-------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------------
1 Year                              8.67%(1)        7.67%(2)
Since Inception (7/28/97)           4.45%(1)        4.45%(2)



                      CLASS B SHARES**
-------------------------------------------------------------
PERIOD ENDED 6/30/01
---------------------------
1 Year                              8.77%(1)        3.77%(2)
Since Inception (7/28/97)           4.63%(1)        4.19%(2)


           CLASS D SHARES++
----------------------------------------
PERIOD ENDED 6/30/01
---------------------
1 Year                        9.44%(1)
5 Years                       6.12%(1)
10 Years                      6.74%(1)

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 4.00% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.


BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *    The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C shares is 1.0% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED)


  PRINCIPAL
  AMOUNT IN                                                                                 COUPON      MATURITY
  THOUSANDS                                                                                  RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT MUNICIPAL BONDS (93.9%)
              GENERAL OBLIGATION (13.2%)
              North Slope Borough, Alaska,
$   15,000      Ser 1994 B (FSA) ........................................................    0.00%       06/30/05    $   12,811,050
    15,000      Ser 1995 A (MBIA) .......................................................    0.00        06/30/06        12,189,750
     9,500      Ser 1999 A (MBIA) .......................................................    0.00        06/30/10         6,220,030
    25,000      Ser 2000 B (MBIA) .......................................................    0.00        06/30/11        15,464,500
     4,000    Connecticut, College Savings 1989 Ser A ...................................    0.00        07/01/08         2,969,080
     9,000    Florida Board of Education, Capital Outlay Refg Ser 1999 B (MBIA) .........    4.50        06/01/24         7,963,470
     8,000    Hawaii, 1999 Ser CT (FSA) .................................................    5.875       09/01/16         8,590,080
     5,000    Chicago, Illinois, Refg Ser 1995 A-2 (Ambac) ..............................    6.25        01/01/14         5,706,200
              Massachusetts,
    10,000      2000 Ser C ..............................................................    5.75        10/01/14        10,834,600
    10,000      2000 Ser C ..............................................................    5.75        10/01/19        10,572,200
     3,000    Clark County, Nevada, Transportation Ser 1992 A (Ambac) ...................    6.50        06/01/17         3,511,620
              New York City, New York,
     6,000      1995 Ser D (MBIA) .......................................................    6.20        02/01/07         6,686,760
     1,925      1990 Ser D ..............................................................    6.00        08/01/07         1,930,198
     1,545      1990 Ser D ..............................................................    6.00        08/01/08         1,549,172
              New York State,
     5,000      Refg Ser 1995 B .........................................................    5.625       08/15/09         5,311,250
     5,000      Refg Ser 1995 B .........................................................    5.70        08/15/10         5,305,800
              North Carolina,
    10,000      1997 Ser A ..............................................................    5.20        03/01/16        10,312,400
    10,000      Public School Building Ser 1999 .........................................    4.60        04/01/17         9,541,500
       300    Bedford School District, Ohio, Ser 1993 ...................................    6.25        12/01/13           318,363
       500    Delaware City School District, Ohio, Constr & Impr (FGIC) .................    5.75        12/01/20           517,115
     3,000    Little Miami Local School District, Ohio, Ser 1998 (FGIC) .................    4.875       12/01/23         2,836,020
    10,000    South-Western City School District, Ohio, Ser 1999 (Ambac) ................    4.75        12/01/19         9,481,700
    10,000    Pennsylvania, First Ser 1995 (FGIC) .......................................    5.50        05/01/12        10,474,800
     1,100    Puerto Rico, Public Improvement Ser 1998 (Secondary MBIA) .................    4.875       07/01/23         1,064,668
              Shelby County, Tennessee,
     5,000      Refg 1995 Ser A .........................................................    5.625       04/01/11         5,244,900
     4,000      Refg 1995 Ser A .........................................................    5.625       04/01/14         4,150,560
     5,000    North East Independent School District, Texas, Ser 1999 (PSF) .............    6.50        10/01/14         5,616,800
    18,000    King County, Washington, Ltd Tax 1995 (MBIA) ..............................    6.00        01/01/23        18,675,899
----------                                                                                                           --------------
   209,870                                                                                                              195,850,485
----------                                                                                                           --------------

                       See Notes to Financial Statements
                                        7

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                               COUPON         MATURITY
  THOUSANDS                                                                                RATE            DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              EDUCATIONAL FACILITIES REVENUE (4.2%)
$    4,000    California Public Works Board, University of California
                1993 Refg Ser A ...................................................        5.50 %         06/01/21    $    4,029,200
    10,000    Indiana University, Student Fee Ser K (MBIA) ........................        5.875          08/01/20        10,422,000
     2,000    Maryland Health & Educational Facilities Authority,
                The Johns Hopkins University Refg Ser 1998 ........................        5.125          07/01/20         2,023,720
              Massachusetts Health & Educational Facilities Authority,
     3,700      Boston University, Ser K & L (MBIA) ...............................       10.501##        10/01/31         3,894,250
       400      Suffolk University Ser B (Connie Lee) .............................        6.25           07/01/12           418,624
              Massachusetts Industrial Finance Agency ,
       400      College of the Holy Cross 1996 Issue (MBIA) .......................        5.50           03/01/16           413,488
       300      Mount Holyoke College Refg Ser 1992 A (MBIA) ......................        6.30           07/01/13           310,113
       500    Oakland University, Michigan, Ser 1995 (MBIA) .......................        5.75           05/15/26           515,525
       200    Minnesota Higher Education Facilities Authority, Northfield St Olaf
                College 1992 ......................................................        6.40           10/01/21           206,214
     5,000    Missouri Health & Educational Facilities Authority, Washington
                University Ser 1998 A .............................................        4.75           11/15/37         4,441,150
     8,000    New Jersey Educational Facilities Authority, Princeton University
                Ser 1999 A ........................................................        4.75           07/01/25         7,625,520
              New York State Dormitory Authority,
     5,000      City University Ser 2000 A (Ambac) ................................        6.125          07/01/13         5,674,200
     5,000      State University 1993 Ser A .......................................        5.25           05/15/15         5,267,300
     2,000      State University 1990 Ser A .......................................        7.50           05/15/13         2,523,980
     7,800      State University Ser 2000 B .......................................        5.375          05/15/23         7,879,560
     2,500    Ohio State University, General Receipts, Ser 1999 A .................        5.80           12/01/29         2,632,400
       200    University of Toledo, Ohio, Ser 1992 A (FGIC) .......................        5.90           06/01/20           205,778
     4,000    Delaware County Authority, Pennsylvania, Villanova University
                Ser 1995 (Ambac) ..................................................        5.70           08/01/15         4,179,360
----------                                                                                                            --------------
    61,000                                                                                                                62,662,382
----------                                                                                                            --------------
              ELECTRIC REVENUE (11.9%)
    25,000    Salt River Project Agricultural Improvement & Power District,
                Arizona, Refg 1993 Ser C (Secondary MBIA)** .......................        5.50           01/01/10        27,044,249
    11,000    Sacramento Municipal Utility District, California, Refg 1994 Ser I
                (MBIA) ............................................................        5.75           01/01/15        11,445,940
     9,000    Southern California Public Power Authority, Mead-Adelanto 1994 A
                (Ambac) ...........................................................        6.30##         07/01/15         9,483,750
     9,550    Georgia Municipal Electric Authority, Georgia, Ser Y (MBIA) .........        6.50           01/01/17        11,150,676
       500    Massachusetts Municipal Wholesale Electric Company, 1992 Ser C ......        6.625          07/01/18           520,550
       500    Wyandotte, Michigan, Electric Refg 1992 (MBIA) ......................        6.25           10/01/17           525,395
    15,000    Long Island Power Authority, New York, Ser 2000 A (FSA) .............        0.00           06/01/17         6,654,750

                        See Notes to Financial Statements
                                        8

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                               COUPON         MATURITY
  THOUSANDS                                                                                RATE            DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              North Carolina Municipal Power Agency, Catawba
$   10,000      Ser 1993 (MBIA) ....................................................       5.358%        01/01/12    $   10,197,500
     5,000      Ser 1998 A (MBIA) ..................................................       5.50          01/01/15         5,329,500
       500    Hamilton!, Ohio, Refg 1992 Ser A (FGIC) ..............................       6.00          10/15/12           525,220
              Puerto Rico Electric Power Authority, Power
     2,000      Ser X ..............................................................       6.00          07/01/15         2,130,920
    15,000      Ser O ..............................................................       0.00          07/01/17         6,534,150
     5,000      Ser EE (MBIA) ......................................................       4.50          07/01/18         4,721,350
              South Carolina Public Service Authority,
    10,000      Refg Ser 1996 A (MBIA) .............................................       5.75          01/01/13        10,621,900
    15,000      1995 Refg Ser A (Ambac) ............................................       6.25          01/01/22        16,013,250
       710    Austin, Texas, Combined Utilities Refg Ser 1994 (FGIC) ...............       6.25          05/15/16           775,462
              San Antonio, Texas, Electric & Gas
    21,000      Ser 1994 C .........................................................       4.70          02/01/06        21,601,230
     5,000      Refg Ser 1998 A ....................................................       4.50          02/01/21         4,504,650
              Intermountain Power Agency, Utah,
    15,000      Refg 1997 Ser B (MBIA) .............................................       5.75          07/01/19        15,634,200
     2,500      Refg 1996 Ser D (Secondary FSA) ....................................       5.00          07/01/21         2,414,150
     3,000    Chelan County Public Utility District #1, Washington, Hydro
                Ser 1997 A (AMT) ...................................................       5.60          07/01/32         2,921,340
     5,330    Seattle, Washington Municipal Light & Power Impr & Refg Ser 2001
                (FSA) ..............................................................       5.50          03/01/18         5,470,286
----------                                                                                                            --------------
   185,590                                                                                                              176,220,418
----------                                                                                                            --------------
              HOSPITAL REVENUE (6.3%)
     3,500    Birmingham-Carraway Special Care Facilities Financing Authority,
                Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) .........       5.875         08/15/15         3,674,755
     2,000    Tampa, Florida, Catholic Health Ser 1998 A-2 (Ambac) .................       4.875         11/15/28         1,821,960
     5,000    Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A......       6.00          07/01/20         5,074,100
     4,000    Maine Health & Higher Educational Facilities Authority, Ser 1998 B
                (FSA) ..............................................................       4.875         07/01/23         3,704,320
              Massachusetts Health & Educational Facilities Authority,
     1,000    Massachusetts General Hospital Ser F (Ambac) .........................       6.00          07/01/15         1,039,700
     2,150    St Elizabeth Hospital of Boston Ser D & E (FSA) ......................      10.37##        08/15/21         2,249,438
              Rochester, Minnesota, Mayo Foundation/Medical Center
     5,000      Ser 1992 I .........................................................       5.75          11/15/21         5,094,700
     6,400      Ser 1992 F .........................................................       6.25          11/15/21         6,626,176
    10,000    Missouri Health & Educational Facilities Authority, Barnes Jewish/
                Christian Health Services Ser 1993 A ...............................       5.25          05/15/14        10,339,900
     3,000    University of Missouri, Health Ser 1996 A (Ambac) ....................       5.50          11/01/16         3,098,430

                        See Notes to Financial Statements
                                        9

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS O JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                               COUPON       MATURITY
  THOUSANDS                                                                                RATE          DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                Henderson, Nevada,
$   10,065        Catholic Health Care West 1998 Ser A ..............................      5.375%      07/01/26    $    8,457,519
     2,000        Catholic Health Care West 1998 Ser A ..............................      5.125       07/01/28         1,609,140
     1,300      New Hampshire Higher Educational & Health Facilities Authority,
                  St Joseph Hospital Ser 1994 (Connie Lee) ..........................      6.35        01/01/07         1,420,042
     6,500      New Jersey Health Care Facilities Financing Authority, Robert Wood
                  Johnson University Hospital, Ser 2000 .............................      5.75        07/01/25         6,778,200
     6,000      New York State Medical Care Facilities Finance Agency, Presbyterian
                  Hospital - FHA Insured Mtge Ser 1994 A ............................      5.25        08/15/14         6,220,920
                North Carolina Medical Care Commission,
     4,000        Pitt County Memorial Hospital, Ser 1998 A .........................      4.75        12/01/28         3,562,040
     5,000        Presbyterian Health Services Corp Refg Ser 1993 ...................      5.50        10/01/20         5,016,450
     1,295      Ward County, North Dakota, Trinity Crossover Refg Ser 1991 B ........      7.50        07/01/21         1,320,926
       700      Akron, Bath & Copley Joint Township Hospital District, Ohio,
                  Summa Health Ser 1992 A ...........................................      6.25        11/15/07           714,847
       475      Hamilton County, Ohio, Bethesda Hospital Inc Ser 1986 A .............      7.00        01/01/09           483,716
     5,000      Pennsylvania Higher Educational Facilities Authority, University of
                  Pennsylvania Ser A 1996 ...........................................      5.75        01/01/22         4,958,400
     5,000      Greenville Hospital System, South Carolina, Ser 2001 (Ambac) ........      5.00        05/01/31         4,776,050
     5,000      North Central Texas Health Facilities Development Corporation,
                  University Medical Center Inc Ser 1997 (FSA) ......................      5.45        04/01/15         5,083,000
----------                                                                                                         --------------
    94,385                                                                                                             93,124,729
----------                                                                                                         --------------
                INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (5.0%)
     1,500      Hawaii Department of Budget & Finance, Hawaiian Electric Co
                 Ser 1995 A (AMT) (MBIA) ............................................      6.60        01/01/25         1,620,525
     5,000      Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA) ............      7.00        06/01/31         5,114,900
     8,500      Massachusetts Industrial Finance Agency, Eastern Edison Co
                 Refg Ser 1993 ......................................................      5.875       08/01/08         8,820,450
     2,600      Lapeer Economic Development Corporation, Michigan, Dott
                 Manufacturing Co Ser 1989 A (AMT) ..................................     10.65        11/15/17         1,670,500
       500      Monroe County, Michigan, Detroit Edison Co Collateralized
                 Ser 1-1992 (AMT) (MBIA) ............................................      6.875       09/01/22           526,835
       300      Bass Brook, Minnesota, Minnesota Power & Light Co Refg Ser 1992......      6.00        07/01/22           303,195
       100      Minneapolis Community Development Agency, Minnesota, Ltd Tax
                 Supported Common Bond Fund Ser 1991-3 ..............................      8.25        12/01/11           103,639
    10,000      Clark County, Nevada, Nevada Power Co Ser 1992 A (AMT) (FGIC) .......      6.70        06/01/22        10,463,400
     6,000      Washoe County, Nevada, Sierra Pacific Power Co Ser 1987 (Ambac)......      6.30        12/01/14         6,267,840
    10,000      New Jersey Economic Development Authority, Continental Airlines Inc
                 Ser 2000 (AMT) .....................................................      7.00        11/15/30        10,250,800

                        See Notes to Financial Statements
                                       10

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                               COUPON         MATURITY
  THOUSANDS                                                                                RATE            DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------
$   18,000    Dallas-Fort Worth International Airport Facility Improvement
                Corporation, Texas, American Airlines Inc Ser 1995 ....................    6.00 %        11/01/14    $   18,358,920
    10,000    Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A ..........    6.90          02/01/13        10,912,900
----------                                                                                                           --------------
    72,500                                                                                                               74,413,904
----------                                                                                                           --------------
              MORTGAGE REVENUE - MULTI-FAMILY (1.5%)
     1,320    Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT)
                (Ambac) ...............................................................    6.60          07/01/14         1,385,894
     6,355    Michigan Housing Development Authority, Rental 1992 Ser A
                (Bifurcated FSA) ......................................................    6.50          04/01/23         6,608,564
       200    Minnesota Housing Finance Agency, Ser 1992 A ............................    6.95          08/01/17           207,650
     5,000    New Jersey Housing Finance Agency 1995 Ser A (Ambac) ....................    6.00          11/01/14         5,242,350
              New York City Housing Development Corporation, New York,
     4,109      Ruppert Project - FHA Ins Sec 223F ....................................    6.50          11/15/18         4,317,304
     3,960      Stevenson Commons Project - FHA Ins Sec 223F ..........................    6.50          05/15/18         4,160,792
       940    Rhode Island Housing & Mortgage Finance Corporation, Rental
                1989 Ser B (AMT) ........................................................  7.95          10/01/20           947,398
----------                                                                                                            -------------
    21,884                                                                                                               22,869,952
----------                                                                                                            -------------
              MORTGAGE REVENUE - SINGLE FAMILY (7.7%)
              Alaska Housing Finance Corporation,
     5,000      Governmental 1995 Ser A (MBIA) ........................................   5.875         12/01/24         5,094,650
    15,000      1997 Ser A (MBIA) .....................................................   6.00          06/01/27        15,691,049
     2,440    California Housing Finance Agency, Home 1983 Ser B ......................   0.00          08/01/15           628,764
              Colorado Housing & Finance Authority,
     1,680      1997 Ser B-2 (AMT) ....................................................   7.00          05/01/26         1,768,368
     1,915      1998 Ser A-2 (AMT) ....................................................   6.60          05/01/28         2,109,756
     2,105      1997 Ser C-2 (AMT) ....................................................   6.875         11/01/28         2,271,969
     3,400    Connecticut Housing Finance Authority, 2000 Subser B-2 (AMT) ............   5.85          05/15/31         3,467,354
     6,990    Hawaii Housing Finance & Development Corporation, Purchase
                1997 Ser A (AMT) ......................................................   5.75          07/01/30         7,083,875
       405    Idaho Housing Agency, Ser 1988 D-2 (AMT) ................................   8.25          01/01/20           425,712
              Chicago, Illinois,
     1,580      Ser 1997 B (GNMA) .....................................................    6.95         09/01/28         1,733,197
     1,870      GNMA-Backed Ser 1997-A (AMT) ..........................................    7.25         09/01/28         2,070,015
     5,000    Illinois Housing Development Authority, Residential 1991 Ser C (AMT)        10.525##      02/01/18         5,256,250
       360    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA) .............    8.00         11/01/20           363,463
       759    Saint Tammany Public Trust Finance Authority, Louisiana,
                Refg Ser 1990 B .......................................................    7.25         07/25/11           837,432
       205    Massachusetts Housing Finance Agency, Housing Ser 21 (AMT) ..............    7.125        06/01/25           209,928
       105    Minneapolis-Saint Paul Housing Finance Board, Minnesota,
                GNMA-Backed Phase IX Ser 1991 (AMT) ...................................    7.25         08/01/21           107,177
       175    Minnesota Housing Finance Agency, Ser 1992 H (AMT) ......................    6.50         01/01/26           180,511


                        See Notes to Financial Statements
                                       11

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS O JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                           COUPON         MATURITY
  THOUSANDS                                                                            RATE            DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             Missouri Housing Development Commission, Homeownership
$   2,485      1996 Ser C (AMT) ................................................       7.45 %        09/01/27    $   2,725,026
    1,495      1997 Ser A-2 (AMT) ..............................................       7.30          03/01/28        1,671,619
    3,710      1997 Ser C-1 ....................................................       6.55          09/01/28        4,122,775
      470      1998 Ser B-2 (AMT) ..............................................       6.40          03/01/29          506,712
    2,000      2000 Ser B-1 (AMT) ..............................................       7.45          09/01/31        2,287,200
             New Hampshire Housing Finance Authority,
    4,960      Mortgage Acquisition 2000 Ser B (AMT) ...........................       6.70          07/01/29        5,387,750
      820      Residential GNMA-Backed Ser 1989 B (AMT) ........................       7.70          07/01/29          826,634
    1,510    North Dakota Housing Finance Agency, 1990 Ser B (AMT) .............       7.75          07/01/24        1,541,952
             Ohio Housing Finance Agency,
    1,550      GNMA - Backed 1991 Ser A 1&2 (AMT) ..............................      10.561##       03/24/31        1,615,875
   14,265      Residential 1996 Ser B-2 (AMT) ..................................       6.10          09/01/28       14,750,294
    4,000    Oregon Housing & Community Service Department, Ser 2000 F
               (AMT) ...........................................................       6.25          07/01/28        4,198,840
    5,000    Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) ..........      10.725##       10/01/23        5,231,250
             Tennessee Housing Department Agency, Mortgage Finance
    3,955      1993 Ser A ......................................................       5.90          07/01/18        4,025,953
    1,000      1994 Ser B (AMT) ................................................       6.55          07/01/19        1,024,770
    9,785      1993 Ser A ......................................................       5.95          07/01/28        9,927,273
      185    Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E
               (AMT) ...........................................................       6.50          07/01/26          190,008
             Virginia Housing Development Authority,
    2,230      1992 Ser A ......................................................       7.10          01/01/17        2,290,701
    2,355      1992 Ser A ......................................................       7.10          01/01/22        2,417,455
    1,100    Wisconsin Housing & Economic Development Authority, Home
               Ownership 1991 Ser (AMT) ........................................      10.969##       10/25/22        1,149,500
---------                                                                                                        -------------
  111,864                                                                                                          115,191,057
---------                                                                                                        -------------
             NURSING & HEALTH RELATED FACILITIES REVENUE (0.6%)
      920    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 ......................      10.25          01/01/20          820,438
    1,845    Lexington-Fayette Urban County Government, Kentucky,
               AHF/Kentucky-Iowa Inc Ser 1990 ..................................      10.25          01/01/20        1,645,334
      500    Minneapolis & Saint Paul Housing & Redevelopment Authority,
               Minnesota, Group Health Plan Inc Ser 1992 .......................       6.75          12/01/13          509,300
    2,000    New York State Dormitory Authority, Mental Health Ser 1999 C
               (MBIA) ..........................................................       4.75          08/15/22        1,854,820
    2,861    Chester County Industrial Development Authority, Pennsylvania,
               RHA/PA Nursing Homes Inc Ser 1989 (a) ...........................      10.125         05/01/19        1,425,121

                        See Notes to Financial Statements
                                       12

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                               COUPON      MATURITY
  THOUSANDS                                                                                RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
             Kirbyville Health Facilities Development Authority, Texas,
$     623      Heartway III Corp Ser 1998 B (a) .......................................    6.00 %     03/20/04    $      62,300
    3,703      Heartway III Corp Ser 1998 A ...........................................   10.00       03/20/18        3,115,875
---------                                                                                                         -------------
   12,452                                                                                                             9,433,188
---------                                                                                                         -------------
             PUBLIC FACILITIES REVENUE (2.6%)
    9,000    Arizona School Facilities Board, School Improvement Ser 2001 .............    5.50       07/01/18        9,408,600
    2,000    North City West School Facilities Authority, California,
               Community District #1 Special Tax Ser 1995 B (FSA) .....................    6.00       09/01/19        2,183,260
    5,000    Denver, Colorado, Civic Center Office Building Ser 2000 B COPs
               (Ambac) ................................................................    5.50       12/01/25        5,107,200
    3,495    Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac) ....................    6.25       12/15/20        3,920,411
    4,000    Michigan, 525 Redevco Inc COPs (Ambac) ...................................    5.50       06/01/27        4,063,480
    2,000    New York State Dormitory Authority, Court Facilities Ser 1993 A ..........    5.625      05/15/13        2,046,280
             Ohio Building Authority,
    5,000      1985 Ser C .............................................................    9.75       10/01/05        6,049,100
    5,000    Administrative Building 2001 Ser A (FSA) .................................    5.50       10/01/18        5,186,050
---------                                                                                                         -------------
   35,495                                                                                                            37,964,381
---------                                                                                                         -------------
             RECREATIONAL FACILITIES REVENUE (1.7%)
    3,500    Denver, Colorado, Excise Tax Ser 1985 A (Secondary FSA) ..................    5.00       11/01/08        3,509,555
             Metropolitan Football Stadium District, Colorado,
    4,000      Sales Tax Ser 1999 A (MBIA) ............................................    0.00       01/01/10        2,687,640
    2,000      Sales Tax Ser 1999 A (MBIA) ............................................    0.00       01/01/12        1,195,340
    9,000      Special 1997 Ser B .....................................................    5.75       09/01/27        8,727,030
    5,000    American National Fish & Wildlife Museum District, Missouri,
               Ser 1999 ...............................................................    7.00       09/01/19        4,952,750
    5,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) ........................    5.25       12/01/32        4,927,100
---------                                                                                                         -------------
   28,500                                                                                                            25,999,415
---------                                                                                                         -------------
             RESOURCE RECOVERY REVENUE (1.7%)
    7,000    Savannah Resource Recovery Development Authority, Georgia,
               Savannah Energy Systems Co Ser 1992 ....................................    6.30       12/01/06        7,160,370
   18,000    Northeast Maryland Waste Disposal Authority, Montgomery County
               Ser 1993 A (AMT) .......................................................    6.30       07/01/16       18,719,640
---------                                                                                                         -------------
   25,000                                                                                                            25,880,010
---------                                                                                                         -------------
             RETIREMENT & LIFE CARE FACILITIES REVENUE (0.4%)
             Riverside County Public Financing Authority, California,
    2,000      Air Force Village West Inc COPs ........................................   5.75       05/15/19        1,911,720
    3,900      Air Force Village West Inc COPs ........................................   5.80       05/15/29        3,664,479
---------                                                                                                        -------------
    5,900                                                                                                            5,576,199
---------                                                                                                        -------------

                        See Notes to Financial Statements
                                       13

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS O JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                              COUPON        MATURITY
  THOUSANDS                                                                               RATE           DATE            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
               TAX ALLOCATION REVENUE (0.4%)
$   5,000      Rosemead Redevelopment Agency, California, Proj # 1 Ser 1993 A ........    5.60 %       10/01/33    $   4,847,250
      600      Hodgkins, Illinois, Ser 1991 ..........................................    9.50         12/01/09          634,392
---------                                                                                                          -------------
    5,600                                                                                                              5,481,642
---------                                                                                                          -------------
               TRANSPORTATION FACILITIES REVENUE (15.6%)
   50,000      Foothill/Eastern Corridor Agency, California, Toll Road Ser 1999 ......    0.00         01/15/38        4,811,000
    5,000      San Francisco Bay Area Rapid Transit District, California, Sales Tax
                 Ser 1998 (Ambac) ....................................................    4.75         07/01/23        4,639,100
    8,000      San Joaquin Hills Transportation Corridor Agency, California, Toll
                 Road Refg Ser 1997 A (MBIA) .........................................    0.00         01/15/26        2,013,680
    3,000      Colorado Department of Transportation, Ser 2000 (Ambac) ...............    6.00         06/15/15        3,294,690
               E-470 Public Highway Authority, Colorado,
   15,000        Ser 1997 B (MBIA) ...................................................    0.00         09/01/14        7,647,750
    5,000        Ser 1997 B (MBIA) ...................................................    0.00         09/01/16        2,241,000
   10,000      Metropolitan Washington Airport Authority, District of Columbia &
                 Virginia Ser 2001A (AMT) (MBIA)^^ ...................................    5.50         10/01/27       10,107,000
    4,000      Pocahontas Parkway Association, Virginia, Route 895 Connector
                 Ser 1998 A ..........................................................    5.50         08/15/28        3,385,600
    8,500      Jacksonville, Florida, Transportation Ser 2001 (MBIA) .................    5.00         10/01/26        8,180,910
               Mid-Bay Bridge Authority, Florida,
    8,965        Sr Lien Crossover Refg Ser 1993 A (Ambac) ...........................    5.85         10/01/13        9,665,256
    3,000        Ser 1997 A (Ambac) ..................................................    0.00         10/01/21          945,960
    5,000      Atlanta, Georgia, Airport Ser 2000 (FGIC) .............................    5.875        01/01/17        5,383,350
    3,460      Hawaii, Airport 2000 Ser B (AMT) (FGIC) ...............................    6.625        07/01/17        3,872,501
    6,000      Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) ......    5.75         06/01/21        6,484,020
    2,785      Southwestern Development Authority, Illinois, Tri-City Regional Port
                 District Ser 1989 A (AMT) ...........................................    7.90         07/01/14        2,850,782
               Kentucky Turnpike Authority,
    9,000        Economic Development Road Refg Ser 1995 (Ambac) .....................    6.50         07/01/08       10,268,460
   30,000        Resource Recovery Road 1987 Ser A ...................................    5.00         07/01/08       30,017,100
    9,725      Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA) ...........    5.55         01/01/17        9,931,656
      250      Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
                 Sub Lien Ser 1991 B (AMT) (MBIA) ....................................    6.75         12/01/21          257,923
               St Louis, Missouri, Lambert-St Louis International Airport
    4,000        Ser 2000 ............................................................    6.00         01/01/07        4,113,720
    3,000        Ser 2000 ............................................................    6.00         01/01/08        3,076,860
    3,500        Ser 2000 ............................................................    6.125        01/01/09        3,591,945
    5,000      Nevada Department of Business & Industry, Las Vegas Monorail
                 1st Tier Ser 2000 (Ambac) ...........................................    5.375        01/01/40        4,884,800
    1,000      Delaware River Port Authority, New Jersey & Pennsylvania, Ser 1995
                 (FGIC)^^ ............................................................    5.50         01/01/26        1,029,710

                        See Notes to Financial Statements
                                       14

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS O JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                              COUPON      MATURITY
  THOUSANDS                                                                               RATE         DATE            VALUE
-------------------------------------------------------------------------------------------------------------------------------
             New Jersey Highway Authority,
$  10,000      Sr Parkway 2001 Ser (FGIC) (WI) .......................................    5.25 %      01/01/19    $  10,144,400
    7,000      Sr Parkway 1999 Ser ...................................................    5.625       01/01/30        7,351,050
    6,595    Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac) ............    6.375       07/01/15        7,162,038
    7,500    Ohio Turnpike Commission, Ser 1998 B (FGIC) .............................    4.50        02/15/24        6,640,050
    2,500    Allegheny County, Pennsylvania, Greater Pittsburgh Int'l Airport
               Ser 1997 A (AMT) (MBIA) ...............................................    5.75        01/01/13        2,708,100
    5,000    Pennsylvania Turnpike Commission, Ser A 1998 (Ambac) ....................    4.75        12/01/27        4,539,300
   10,000    Puerto Rico Highway & Transportation Authority, Refg Ser X ..............    5.50        07/01/15       10,782,100
   10,000    South Carolina Transportation Infrastructure Bank, Ser 1999 A
               (Ambac) ...............................................................    5.50        10/01/16       10,441,400
   11,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA) ...............    6.125       11/15/25       11,496,980
    4,000    Dallas-Fort Worth International Airport, Texas, Refg Ser 1995 (FGIC).....    5.625       11/01/15        4,097,720
    5,000    Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA) .................    5.875       07/01/17        5,243,550
             Virginia Transportation Board,
    2,000      US Route 58 Corridor Ser 1993 B .......................................    5.625       05/15/13        2,067,640
    6,000      US Route 28 Ser 1992 ..................................................    6.50        04/01/18        6,191,340
---------                                                                                                         -------------
  289,780                                                                                                           231,560,441
---------                                                                                                         -------------
             WATER & SEWER REVENUE (11.3%)
   10,000    Jefferson County, Alabama, Sewer Ser 1997 (FGIC) ........................    5.75        02/01/22       10,372,800
   15,000    Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water
               Ser 1994 ..............................................................    5.45        07/01/19       15,210,750
    5,000    California Department of Water Resources, Central Valley Ser L ..........    5.50        12/01/23        5,054,050
   10,000    Los Angeles, California, Wastewater Ser 1994-A (MBIA) ...................    5.875       06/01/24       10,359,500
    7,000    Lee County, Florida, Water & Sewer 1999 Ser A (Ambac) ...................    4.75        10/01/23        6,480,880
    2,000    Northern Palm Beach County Improvement District, Florida,
               Water Control & Impr #9A Ser 1996 A ...................................    6.80        08/01/06        2,147,700
    6,000    Augusta, Georgia, Water & Sewer Ser 2000 (FSA) ..........................    5.25        10/01/26        6,018,360
   10,000    Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) ................    4.75        01/01/28        9,135,400
    2,700    Kansas Development Finance Authority, Public Water Supply
               Ser 2000-2 (Ambac) ....................................................    5.75        04/01/17        2,868,912
   10,000    Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
               Ser 1998 A (FGIC) .....................................................    4.75        05/15/28        9,077,900
    6,640    Boston Water & Commission, Massachusetts Ser 1998 Ser D (FGIC)...........    4.75        11/01/22        6,110,858
    5,000    Massachusetts Water Resources Authority, Refg 1992 Ser B ................    5.50        11/01/15        5,103,350
             Detroit, Michigan,
    3,320      Sewage Refg Ser 1993 A (FGIC) .........................................    5.70        07/01/13        3,444,832
    3,700      Water Supply 1997 Ser A (MBIA) ........................................    5.00        07/01/21        3,577,382
   10,000      Water Supply Sr Lien, Ser 2001-A (FGIC) ...............................    5.25        07/01/33        9,742,900
    5,000    Truckee Meadows Water Authority, Nevada, Ser 2001A (FSA) ................    5.125       07/01/30        4,785,550

                        See Notes to Financial Statements
                                       15

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                               COUPON       MATURITY
  THOUSANDS                                                                                RATE          DATE             VALUE
-------------                                                                           ------------ ------------- -----------------
              Charlotte, North Carolina, Water & Sewer
$   4,000       Ser 2000 ..............................................................   5.75 %       06/01/19    $   4,241,880
    4,000       Ser 2000 ..............................................................   5.75         06/01/20        4,232,240
    8,000       Ser 2000 ..............................................................   5.25         06/01/25        8,018,080
    9,050     Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ................   5.00         01/01/23        8,783,116
      800     Montgomery County, Ohio, Water Ser 1992 (FGIC) ..........................   6.25         11/15/17          830,112
    1,300     Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA)........   5.75         12/01/17        1,350,635
    5,000     Charleston, South Carolina, Refg Cap Impr Ser 1998 (FGIC) ...............   4.50         01/01/24        4,432,750
    5,000     Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC) ..............   5.25         06/01/28        4,947,150
   11,000     Metropolitan Government of Nashville & Davidson County,
                Tennessee, Refg Ser 1998 A (FGIC) .....................................   4.75         01/01/22       10,262,010
    5,000     Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) .................   5.75         05/15/17        5,293,200
    5,000     Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC) ............   5.25         12/01/30        4,882,650
    2,000     Loudoun County Sanitation Authority, Virginia, Ser 1998 (MBIA) ..........   4.75         01/01/21        1,890,980
---------                                                                                                          -------------
  171,510                                                                                                            168,655,927
---------                                                                                                          -------------
              OTHER REVENUE (1.1%)
    1,000     Pasadena, California, Refg & Cap 1992 COPs ..............................   5.75         01/01/13        1,024,070
    3,000     New York City Transitional Finance Authority, New York, 2000 Ser A ......   5.75         08/15/24        3,172,770
              New York Local Government Assistance Corporation,
    5,000       Ser 1993 C ............................................................   5.50         04/01/17        5,349,050
    6,000       Ser 1995 A ............................................................   6.00         04/01/24        6,296,340
---------                                                                                                           -------------
   15,000                                                                                                             15,842,230
---------                                                                                                           -------------
              REFUNDED (8.7%)
    9,000     Los Angeles Convention & Exhibition Center Authority, California,
                Ser 1985 COPs .........................................................   9.00         12/01/05^      11,048,580
   20,100     San Francisco Redevelopment Agency, California,
                George R Moscone Convention Center Ser 1988 ...........................   0.00 #       07/01/04^      20,720,286
    5,000     Southern California Public Power Authority, Palo Verde Ser A (Ambac)
                (ETM) .................................................................   5.00         07/01/15        5,050,550
    2,500     Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM) .....................   6.875        10/01/22        3,041,075
              Massachusetts,
    5,000       2000 Ser A ............................................................   6.00         02/01/10^       5,643,350
   10,000       2000 Ser B ............................................................   6.00         06/01/10^      11,256,200
    2,500     Massachusetts Health & Educational Facilities Authority, Malden
                Hospital - FHA Ins Mtge Ser A (ETM) ...................................   5.00         08/01/16        2,534,325
   10,000     Massachusetts Water Resources Authority, 1996 Ser A (FGIC) ..............   5.50         11/01/06^      10,946,500
   13,450     New York State Dormitory Authority, Suffolk County Judicial
                Ser 1986 (ETM) ........................................................   7.375        07/01/16       16,365,691
    9,000     San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM) ................   4.70         02/01/06        9,242,460

                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED


  PRINCIPAL
  AMOUNT IN                                                                           COUPON           MATURITY
  THOUSANDS                                                                            RATE              DATE              VALUE
-------------                                                                    ------------------ --------------- ----------------
$   25,000    Intermountain Power Agency, Utah, Refg 1985 Ser H GAINS ..........       10.00 %         07/01/03^    $   28,506,250
     5,000    Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM) ............        5.00           06/01/15          5,100,350
----------                                                                                                           --------------
   116,550                                                                                                             129,455,617
----------                                                                                                           --------------
 1,462,880    TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $1,324,077,660) ...........                                     1,396,181,977
----------                                                                                                           --------------
              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.0%)
    17,200    Missouri Health & Educational Facilities Authority, Cox Health
                Ser 1997 (MBIA) (Demand 07/02/01) ..............................        3.20*          06/01/15         17,200,000
     2,000    New Jersey Economic Development Authority, The Seeing Eye Inc
                Ser 1991 .......................................................        7.30           07/12/01+         2,043,100
    25,600    Harris County Health Facilities Development Corporation, Texas,
                Methodist Hospital Ser 1994 (Demand 07/02/01) ..................        3.30*          12/01/25         25,600,000
    14,000    Fairfax County Industrial Development Authority, Virginia, Fairfax
                Hospital/Inova Health Ser 1991 .................................       10.397##        08/29/01^        14,682,500
----------                                                                                                           --------------

    58,800    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $58,870,075)                                      59,525,600
----------                                                                                                           --------------
$1,521,680    TOTAL INVESTMENTS (Cost $1,382,947,735) (b) ....................                            97.9%      1,455,707,577
==========
              OTHER ASSETS IN EXCESS OF LIABILITIES ..........................                             2.1          31,330,496
              NET ASSETS .....................................................                           -----       --------------
                                                                                                         100.0%      $1,487,038,073
                                                                                                         =====       ==============

------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
ETM      Escrowed to maturity.
GAINS    Growth and Income Securities.
WI       Security purchased on a "when-issued" basis.
+        Called for redemption on date shown.
^        Prerefunded to call date shown.
^^       Joint exemption in locations shown.
## Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term security fluctuates.
#        Currently a zero coupon security; will convert to 8.5% on July 1, 2002.
*        Current coupon of variable rate demand obligation.
** This security has been segregated in connection with the purchase of a "when-issued" security.
(a)      Non-income producing security; bond in default.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $81,981,972, and the aggregate gross unrealized depreciation is $9,222,130, resulting in net unrealized appreciation of $72,759,842.


Bond Insurance:
---------------
Ambac      Ambac Assurance Corporation.
Connie Lee Connie Lee Insurance Company - A wholly owned subsidiary of
           Ambac Assurance Corporation.
FGIC       Financial Guaranty Insurance Company.
FSA        Financial Security Assurance Inc.
MBIA       Municipal Bond Investors Assurance Corporation.
PSF        Texas Permanent School Fund Guarantee Program.

                        See Notes to Financial Statements
                                       17

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED

                        Geographic Summary of Investments
               Based on Market Value as a Percent of Net Assets



Alabama ................  0.9%  Indiana ................  0.7%  Nevada ..................  2.4%  Rhode Island ..............  0.1%
Alaska .................  4.5   Iowa ...................  0.1   New Hampshire ...........  0.5   South Carolina ............  3.4
Arizona ................  3.5   Kansas .................  0.6   New Jersey ..............  3.4   Tennessee .................  2.3
California .............  6.9   Kentucky ...............  3.4   New Mexico ..............  0.5   Texas .....................  8.4
Colorado ...............  2.7   Louisiana ..............  0.1   New York ................  6.6   Utah ......................  3.5
Connecticut ............  0.4   Maine ..................  0.2   North Carolina ..........  4.1   Virginia ..................  2.9
District of Columbia....  0.7   Maryland ...............  1.4   North Dakota ............  0.2   Washington ................  1.8
Florida ................  2.7   Massachusetts ..........  6.2   Ohio ....................  4.6   Wisconsin .................  0.8
Georgia ................  2.6   Michigan ...............  2.1   Oregon ..................  0.3   Joint Exemption* .......... (0.7)
Hawaii .................  1.8   Minnesota ..............  0.9   Pennsylvania ............  2.3                               ----
Illinois ...............  1.9   Missouri ...............  4.5   Puerto Rico .............  1.7   Total ..................... 97.9%
                                                                                                                             ====

------------
* Joint exemption has been included in each geographic location.

                        See Notes to Financial Statements
                                       18

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)

ASSETS:
Investments in securities, at value
  (cost $1,382,947,735).......................... $1,455,707,577
Cash ............................................      6,356,267
Receivable for:
     Interest ...................................     24,183,771
     Investments sold ...........................     16,307,185
     Shares of beneficial interest sold .........      3,448,421
Prepaid expenses and other assets ...............        105,193
                                                  --------------
   TOTAL ASSETS .................................  1,506,108,414
                                                  --------------
LIABILITIES:
Payable for:
     Investments purchased ......................     17,415,582
     Investment management fee ..................        506,379
     Shares of beneficial interest
        repurchased .............................        447,277
     Dividends to shareholders ..................        413,533
     Plan of distribution fee ...................        103,536
Accrued expenses and other payables .............        184,034
                                                  --------------
   TOTAL LIABILITIES ............................     19,070,341
                                                  --------------
   NET ASSETS ................................... $1,487,038,073
                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ................................. $1,404,603,421
Net unrealized appreciation .....................     72,759,842
Accumulated undistributed net investment
  income ........................................      1,522,205
Accumulated undistributed net realized
  gain ..........................................      8,152,605
                                                  --------------
   NET ASSETS ................................... $1,487,038,073
                                                  ==============
CLASS A SHARES:
Net Assets ...................................... $   23,133,556
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      1,980,800
   NET ASSET VALUE PER SHARE .................... $        11.68
                                                  ==============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net
        asset value) ............................ $        12.20
                                                  ==============
CLASS B SHARES:
Net Assets ...................................... $  184,409,544
Shares Outstanding (unlimited authorized,
  $.01 par value)................................     15,723,141
   NET ASSET VALUE PER SHARE .................... $        11.73
                                                  ==============
CLASS C SHARES:
Net Assets ...................................... $   13,791,551
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      1,178,587
   NET ASSET VALUE PER SHARE .................... $        11.70
                                                  ==============
CLASS D SHARES:
Net Assets ...................................... $1,265,703,422
Shares Outstanding (unlimited authorized,
  $.01 par value)................................    108,412,445
   NET ASSET VALUE PER SHARE .................... $        11.67
                                                  ==============


STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (unaudited)


NET INVESTMENT INCOME:
INTEREST INCOME ...................................   $40,110,989
                                                      -----------
EXPENSES
Investment management fee .........................     2,948,114
Plan of distribution fee (Class A shares) .........        10,571
Plan of distribution fee (Class B shares) .........       506,923
Plan of distribution fee (Class C shares) .........        45,521
Transfer agent fees and expenses ..................       294,263
Registration fees .................................        45,012
Shareholder reports and notices ...................        44,403
Custodian fees ....................................        32,139
Professional fees .................................        27,657
Trustees' fees and expenses .......................        13,660
Other .............................................        28,440
                                                      -----------
   TOTAL EXPENSES .................................     3,996,703
Less: expense offset ..............................       (32,047)
                                                      -----------
   NET EXPENSES ...................................     3,964,656
                                                      -----------
   NET INVESTMENT INCOME ..........................    36,146,333
                                                      -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................     9,462,929
Net change in unrealized appreciation .............   (15,817,136)
                                                      -----------
   NET GAIN .......................................    (6,354,207)
                                                      -----------
NET INCREASE ......................................   $29,792,126
                                                      ============



                        See Notes to Financial Statements
                                       19

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS CONTINUED

STATEMENT OF CHANGES IN NET ASSETS




                                                                                 FOR THE SIX         FOR THE YEAR
                                                                                 MONTHS ENDED            ENDED
                                                                                JUNE 30, 2001      DECEMBER 31, 2000
                                                                              -----------------   ------------------
                                                                                 (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .....................................................    $   36,146,333       $   52,726,675
Net realized gain .........................................................         9,462,929            3,971,131
Net change in unrealized appreciation .....................................       (15,817,136)          51,496,436
                                                                               --------------       --------------
  NET INCREASE ............................................................        29,792,126          108,194,242
                                                                               --------------       --------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares ............................................................          (590,303)            (902,256)
Class B shares ............................................................        (3,848,024)          (6,664,086)
Class C shares ............................................................          (289,081)            (462,996)
Class D shares ............................................................       (31,268,899)         (44,407,557)
                                                                               --------------       --------------
  TOTAL DIVIDENDS .........................................................       (35,996,307)         (52,436,895)
                                                                               --------------       --------------
Net increase (decrease) from transactions in shares of beneficial interest        450,057,684          (32,798,064)
                                                                               --------------       --------------
  NET INCREASE ............................................................       443,853,503           22,959,283
NET ASSETS:
Beginning of period .......................................................     1,043,184,570        1,020,225,287
                                                                               --------------       --------------
  END OF PERIOD
  (Including accumulated undistributed net investment income of
    $1,522,205 and $308,770, respectively).................................    $1,487,038,073       $1,043,184,570
                                                                               ==============       ==============

                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Tax-Exempt Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Tax-Exempt Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:
A. VALUATION OF INVESTMENTS - Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.60% of the average daily net assets of Class B; and (iii) Class C - up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,518,774 at June 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.09% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $13,246, $123,893, and $5,030, respectively and received $54,791, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended June 30, 2001 aggregated $120,791,081 and $214,641,318, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $4,200.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,306. At June 30, 2001, the Fund had an accrued pension liability of $118,248 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As part of the Fund's acquisition of the assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust - Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series, the Fund obtained approximate net capital loss carryovers as follows:





   MASSACHUSETTS   MICHIGAN   MINNESOTA     OHIO
      SERIES        SERIES      SERIES     SERIES
      ------        ------      ------     ------
     $220,000      $176,000    $177,000   $37,000


Utilization of these carryovers is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations. At December 31, 2000, the Fund had a net capital loss carryover of approximately $1,307,000, which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

6. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2001, the Fund held positions in residual interest bonds having a total value of $43,562,813, which represents 2.9% of the Fund's net assets.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED

8. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                       FOR THE SIX                     FOR THE YEAR
                                                                       MONTHS ENDED                       ENDED
                                                                      JUNE 30, 2001                  DECEMBER 31, 2000
                                                            --------------------------------  -------------------------------
                                                                       (unaudited)
                                                                 SHARES          AMOUNT            SHARES          AMOUNT
                                                            --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ......................................................     5,639,770    $   65,786,098       3,090,287    $   34,723,944
Reinvestment of dividends and distributions ...............        26,385           308,115          36,669           413,876
Redeemed ..................................................    (5,537,460)      (64,694,192)     (2,827,223)      (31,652,974)
                                                               ----------    --------------      ----------    --------------
Net increase - Class A ....................................       128,695         1,400,021         299,733         3,484,846
                                                               ----------    --------------      ----------    --------------
CLASS B SHARES
Sold ......................................................     6,606,031        77,671,035       8,257,414        93,280,823
Reinvestment of dividends and distributions ...............       154,834         1,815,551         282,656         3,199,923
Redeemed ..................................................    (4,387,632)      (51,542,652)     (7,754,811)      (87,329,632)
                                                               ----------    --------------      ----------    --------------
Net increase - Class B ....................................     2,373,233        27,943,934         785,259         9,151,114
                                                               ----------    --------------      ----------    --------------
CLASS C SHARES
Sold ......................................................     1,505,282        17,574,733         448,828         5,130,298
Reinvestment of dividends and distributions ...............        17,408           203,592          29,565           334,043
Redeemed ..................................................    (1,331,015)      (15,524,964)       (394,439)       (4,461,219)
                                                               ----------    --------------      ----------    --------------
Net increase - Class C ....................................       191,675         2,253,361          83,954         1,003,122
                                                               ----------    --------------      ----------    --------------
CLASS D SHARES
Sold ......................................................       728,013         8,510,932         925,126        10,460,935
Reinvestment of dividends and distributions ...............     1,254,889        14,643,832       2,119,706        23,877,414
Shares issued in connection with the acquisition of
 Morgan Stanley Dean Witter Multi-State Municipal
 Series Trust (See Note 9) ................................             -                 -       3,385,107        38,275,570
Shares issued in connection with the acquisition of the
 Morgan Stanley Dean Witter Municipal Income Trusts
 (See Note 10) ............................................    48,557,606       571,263,372               -                 -
Redeemed ..................................................   (15,013,446)     (175,957,768)    (10,612,830)     (119,051,065)
                                                              -----------    --------------     -----------    --------------
Net increase (decrease) - Class D .........................    35,527,062       418,460,368      (4,182,891)      (46,437,146)
                                                              -----------    --------------     -----------    --------------
Net increase (decrease) in Fund ...........................    38,220,665    $  450,057,684      (3,013,945)   $  (32,798,064)
                                                              ===========    ==============     ===========    ==============

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS O JUNE 30, 2001 (UNAUDITED) CONTINUED

9. FUND ACQUISITIONS - MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST

On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust - Massachusetts Series ("Massachusetts Series"), Michigan Series ("Michigan Series"), Minnesota Series ("Minnesota Series") and Ohio Series ("Ohio Series ") based on the respective valuations as of the close of business on July 21, 2000, pursuant to four reorganization plans approved by the shareholders of Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 792,540 Class D shares of the Fund at a net asset value of $11.31 per share for 852,866 shares of Massachusetts Series; 1,059,251 Class D shares of the Fund at a net asset value of $11.31 per share for 1,182,639 shares of Michigan Series; 453,481 Class D shares of the Fund at a net asset value of $11.31 per share for 513,915 shares of Minnesota Series and 1,079,835 Class D shares of the Fund at a net asset value of $11.31 per share for 1,175,451 shares of Ohio Series. The net assets of the Fund and Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series immediately before the acquisition were $982,320,805, $8,961,789, $11,975,503, $5,126,864 and $12,211,414, respectively, including unrealized appreciation of $282,180, $102,725, $26,335 $39,899 for Massachusetts Series, Michigan Series, Minnesota Series and Ohio Series, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,020,596,375.

10. FUND ACQUISITIONS - MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUSTS

On February 5, 2001, the Fund acquired all the net assets of Morgan Stanley Dean Witter Municipal Income Trust ("Municipal Income Trust "), Morgan Stanley Dean Witter Municipal Income Trust II ("Municipal Income Trust II") and Morgan Stanley Dean Witter Municipal Income Trust III ("Municipal Income Trust III") based on the respective valuations as of the close of business on February 2, 2001, pursuant to three reorganization plans approved by the shareholders of Municipal Income Trust, Municipal Income Trust II, and Municipal Income Trust III on January 23, 2001. The acquisition was accomplished by a tax-free exchange of 23,262,313 Class D shares of the Fund at a net asset value of $11.76 per share for 27,577,097 shares of Municipal Income Trust; 20,497,846 Class D of the Fund at a net asset value of $11.76 per share for 24,299,866 shares of Municipal Income Trust II ; and 4,797,447 Class D of the Fund at a net asset value of $11.76 per share for 5,798,353 shares of Municipal Income Trust III . The net assets of the Fund and Municipal Income Trust, Municipal Income Trust II, and Municipal Income Trust III immediately before the acquisition were $1,046,560,521, $273,701,646, $241,157,858, and $56,403,868, respectively, including unrealized appreciation of $11,327,506, $8,114,170, and $2,046,341 for Municipal Income Trust, Municipal Income Trust II, and Municipal Income Trust III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,617,823,893.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS o JUNE 30, 2001 (UNAUDITED) CONTINUED

11. CHANGE IN ACCOUNTING POLICY

Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $1,129,352 increase in the cost of securities and a corresponding $1,129,352 increase to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the six months ended June 30, 2001 was to increase net investment income by $194,420; decrease unrealized appreciation by $184,906; and decrease realized gains by $9,514. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                 FOR THE SIX
                                                                MONTHS ENDED
                                                                JUNE 30, 2001
                                                       ------------------------------
                                                                (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................       $    11.71
                                                             ----------
Income (loss) from investment operations:
 Net investment income ...............................             0.31 (6)
 Net realized and unrealized gain (loss) .............            (0.04)(6)
                                                             ----------
Total income (loss) from investment operations .......             0.27
                                                             ----------
Less dividends and distributions from:
 Net investment income ...............................            (0.30)
 Net realized gain ...................................                -
                                                             ----------
Total dividends and distributions ....................            (0.30)
                                                             ----------
Net asset value, end of period .......................       $    11.68
                                                             ==========
TOTAL RETURN+ .......................................                2.27% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................                0.57% (2)(5)
Net investment income ................................                5.09% (2)(5)(6)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............       $      23,134
Portfolio turnover rate ..............................                   9% (1)

                                                                                                                FOR THE PERIOD
                                                                      FOR THE YEAR ENDED DECEMBER 31,           JULY 28, 1997*
                                                    ------------------------------------------------------         THROUGH
                                                           2000            1999                 1998           DECEMBER 31, 1997
                                                    ---------------  -----------------     ---------------    -------------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...............    $11.08             $12.02              $ 12.09             $12.00
                                                         -----              -----                -----              -----
Income (loss) from investment operations:
 Net investment income .............................      0.58               0.58                 0.59               0.25
 Net realized and unrealized gain (loss) ...........      0.63              (0.91)                0.10               0.14
                                                          ----               ----                 ----               ----
Total income (loss) from investment operations .....      1.21              (0.33)                0.69               0.39
                                                          ----               -----                ----               ----
Less dividends and distributions from:
 Net investment income .............................     (0.58)             (0.58)               (0.59)             (0.25)
 Net realized gain .................................         -              (0.03)               (0.17)             (0.05)
                                                          ----               ----                 ----               ----
Total dividends and distributions ..................     (0.58)             (0.61)               (0.76)             (0.30)
                                                          ----               ----                 ----               ----
Net asset value, end of period .....................    $11.71             $11.08              $ 12.02             $12.09
                                                         =====              =====                =====              =====
TOTAL RETURN+ .....................................     11.21%             (2.82)%               5.86%              3.31% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...........................................      0.72% (5)          0.64% (4)(5)         0.74% (4)(5)       0.76% (2)(3)
Net investment income ..............................      5.14% (5)          4.98% (5)            4.88% (5)          4.96% (2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ............    $21,685           $17,198              $15,041             $3,857
Portfolio turnover rate ............................         17%               13%                  15%                16%

-----------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Not annualized.
 (2) Annualized.
 (3) Does not reflect the effect of expense offset of 0.02%.
 (4) Does not reflect the effect of expense offset of 0.01%.
 (5) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (6) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.02%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                        FOR THE SIX
                                                       MONTHS ENDED
                                                       JUNE 30, 2001
                                               ----------------------------
                                                        (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period .........            $11.76
                                                          ------
Income (loss) from investment operations:
 Net investment income .......................              0.28 (6)
 Net realized and unrealized gain (loss) .....             (0.04)(6)
                                                          ------
Total income (loss) from investment
operations ...................................              0.24
                                                          ------
Less dividends and distributions from:
 Net investment income .......................             (0.27)
 Net realized gain ...........................                 -
                                                          ------
Total dividends and distributions ............             (0.27)
                                                          ------
Net asset value, end of period ...............            $11.73
                                                          ======
TOTAL RETURN+  ...............................              2.01%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................              1.08%(2)(5)
Net investment income ........................              4.58%(2)(5)(6)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......          $184,410
Portfolio turnover rate ......................                 9%(1)

                                                                                                                  FOR THE PERIOD
                                                              FOR THE YEAR ENDED DECEMBER 31,                     JULY 28, 1997*
                                               --------------------------------------------------------------         THROUGH
                                                     2000                1999                   1998             DECEMBER 31, 1997
                                               ---------------- ---------------------- ---------------------- ----------------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period .........       $11.13              $12.07                 $12.14                 $12.00
                                                     ------              ------                 ------                 ------
Income (loss) from investment operations:
 Net investment income .......................         0.54                0.53                   0.55                   0.23
 Net realized and unrealized gain (loss) .....         0.63               (0.91)                  0.10                   0.19
                                                     ------              ------                 ------                 ------
Total income (loss) from investment
operations ...................................         1.17               (0.38)                  0.65                   0.42
                                                     ------              ------                  -----                 ------
Less dividends and distributions from:
 Net investment income .......................        (0.54)              (0.53)                 (0.55)                 (0.23)
 Net realized gain ...........................           -                (0.03)                 (0.17)                 (0.05)
                                                     ------              ------                 ------                 ------
Total dividends and distributions ............        (0.54)              (0.56)                 (0.72)                 (0.28)
                                                     ------              ------                 ------                 ------
Net asset value, end of period ...............       $11.76              $11.13                 $12.07                 $12.14
                                                     ======              ======                 ======                 ======
TOTAL RETURN+  ...............................        10.75%             ( 3.25)%                 5.47%                  3.57%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................         1.11%(5)            1.11%(4)(5)            1.10%(4)(5)            1.14%(2)(3)
Net investment income ........................         4.75%(5)            4.51%(5)               4.52%(5)               4.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......     $156,972            $139,786               $132,303                $95,573
Portfolio turnover rate ......................           17%                 13%                    15%                    16%

------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Not annualized.
 (2) Annualized.
 (3) Does not reflect the effect of expense offset of 0.02%.
 (4) Does not reflect the effect of expense offset of 0.01%.
 (5) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (6) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.02%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED



                                                            FOR THE SIX
                                                           MONTHS ENDED
                                                           JUNE 30, 2001
                                                   ----------------------------
                                                           (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .............             $11.73
                                                                -----
Income (loss) from investment operations:
 Net investment income ...........................               0.27 (6)
 Net realized and unrealized gain (loss) .........             (0.04)(6)
                                                                ----
Total income (loss) from investment operations                   0.23
                                                                 ----
Less dividends and distributions from:
 Net investment income ...........................              (0.26)
 Net realized gain ...............................                  -
                                                                 ----
Total dividends and distributions ................              (0.26)
                                                                 ----
Net asset value, end of period ...................             $11.70
                                                               ======
TOTAL RETURN+  ...................................               1.96%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................               1.18%(2)(5)
Net investment income ............................               4.48%(2)(5)(6)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........            $13,792
Portfolio turnover rate ..........................                  9%(1)




                                                                                                                   FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31,                   JULY 28, 1997*
                                                     -----------------------------------------------------------      THROUGH
                                                        2000                1999                   1998           DECEMBER 31, 1997
                                                     ------------- ---------------------- ---------------------- -------------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period .............     $11.10              $12.04                  $12.11              $12.00
                                                        -----               -----                   -----               -----
Income (loss) from investment operations:
 Net investment income ...........................       0.52                0.51                    0.53                0.23
 Net realized and unrealized gain (loss) .........       0.63               (0.91)                   0.10                0.16
                                                         ----                ----                    ----                ----
Total income (loss) from investment operations           1.15               (0.40)                   0.63                0.39
                                                         ----                ----                    ----                ----
Less dividends and distributions from:
 Net investment income ...........................      (0.52)              (0.51)                  (0.53)              (0.23)
 Net realized gain ...............................          -               (0.03)                  (0.17)              (0.05)
                                                         ----                ----                    ----                ----
Total dividends and distributions ................      (0.52)              (0.54)                  (0.70)              (0.28)
                                                        ----                 ----                    ----                ----
Net asset value, end of period ...................     $11.73              $11.10                  $12.04              $12.11
                                                        =====               =====                   =====               =====
TOTAL RETURN+  ...................................      10.66%              (3.37)%                  5.36%               3.28%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................       1.21%(5)            1.21%(4)(5)             1.20%(4)(5)         1.20%(2)(3)
Net investment income ............................       4.65%(5)            4.41%(5)                4.34%(5)            4.41%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........    $11,578             $10,025                  $7,599              $2,953
Portfolio turnover rate ..........................         17%                 13%                     15%                 16%

------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1) Not annualized.
 (2) Annualized.
 (3) Does not reflect the effect of expense offset of 0.02%.
 (4) Does not reflect the effect of expense offset of 0.01%.
 (5) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (6) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.02%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS CONTINUED

                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                   JUNE 30, 2001
                                           ----------------------------
                                                   (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .....        $11.70
                                                  ------
Income (loss) from investment operations:
 Net investment income ...................          0.31 (5)
 Net realized and unrealized gain
  (loss) .................................         (0.04)(5)
                                                  ------
Total income (loss) from investment
 operations ..............................          0.27
                                                  ------
Less dividends and distributions from:
 Net investment income ...................         (0.30)
 Net realized gain .......................             -
                                                  ------
Total dividends and distributions ........         (0.30)
                                                  ------
Net asset value, end of period ...........        $11.67
                                                  ======
TOTAL RETURN+  ...........................          2.31%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .................................          0.48%(2)(4)
Net investment income ....................          5.18%(2)(4)(5)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ...............................       $  1,265,703
Portfolio turnover rate ..................             9%(1)

                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                 2000       1999                 1998         1997*         1996
                                             ----------  ----------           ----------    ----------   ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period .....    $11.07         $12.01              $12.08       $11.77         $12.09
                                              ------         ------              ------       ------          -----
Income (loss) from investment operations:
 Net investment income ...................      0.60           0.59                0.62          0.63          0.65
 Net realized and unrealized gain
  (loss) .................................      0.63          (0.91)               0.10          0.36         (0.24)
                                              ------         ------              ------       -------          -----
Total income (loss) from investment
 operations ..............................      1.23          (0.32)               0.72          0.99          0.41
                                              ------         ------              ------       -------          ----
Less dividends and distributions from:
 Net investment income ...................     (0.60)         (0.59)              (0.62)         (0.63)       (0.65)
 Net realized gain .......................         -          (0.03)              (0.17)         (0.05)       (0.08)
                                              ------         ------              ------       --------         ----
Total dividends and distributions ........     (0.60)         (0.62)              (0.79)         (0.68)       (0.73)
                                              ------         ------              ------       --------         ----
Net asset value, end of period ...........    $11.70         $11.07              $12.01         $12.08        $11.77
                                              ======         ======              ======         ======         =====
TOTAL RETURN+  ...........................     11.44%         (2.71)%              6.11%          8.73%         3.61%
RATIOS TO AVERAGE NET ASSETS:
Expenses .................................      0.51%(4)        0.51%(3)(4)        0.50%(3)(4)    0.49%         0.48%
Net investment income ....................      5.35%(4)        5.11%(4)           5.12%(4)       5.34%         5.52%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ...............................  $852,950         $853,216        $1,023,246     $1,096,998    $1,190,034
Portfolio turnover rate ..................        17%              13%               15%            16%           18%

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
 + Calculated based on the net asset value as of the last business day of the period.
 (1) Not annualized.
 (2) Annualized.
 (3) Does not reflect the effect of expense offset of 0.01%.
 (4) Reflects overall Fund ratios for investment income and non-class specific expenses.
 (5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.02%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                        See Notes to Financial Statements

[GRAPHIC OMITTED]

MORGAN STANLEY
TAX-EXEMPT
SECURITIES TRUST


TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Micheele Kaufman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


[GRAPHIC OMITTED]


SEMIANNUAL REPORT
June 30, 2001